Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Expense [Abstract]
Raw materials and consumables	$ 293,485	$ 241,509
Salaries and employee benefits	119,219	111,270
Contractors	164,413	135,235
Repairs and maintenance	52,614	50,260
Site administration	83,440	67,694
Royalties	21,428	28,615
Operating expense, gross	734,599	634,583
Change in inventories	(54,545)	20,221
Total operating expense	680,054	654,804
Salaries and employee benefits	$ 141,100	$ 137,600